UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6064

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

UBS U.S. Allocation Fund Class A - PWTAX

UBS U.S. Allocation Fund Class P - PWTYX

Semi-Annual Shareholder Report

February 28, 2026

UBS U.S. Allocation Fund

Class A

PWTAX

Fund Overview

This semi-annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$224,309,109
# of Portfolio Holdings	927
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

Total return, consisting of long-term capital appreciation and current income.

Top 5 Equity Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	4.5%
Apple, Inc.	3.6
Alphabet, Inc., Class A	3.0
Microsoft Corp.	2.7
Amazon.com, Inc.	2.6

Top 5 Holdings (other than equities) (% of Net Assets)

Table Summary
SPDR Bloomberg Emerging Markets Local Bond ETF	4.6%
U.S. Treasury Bills, 3.595%, due 03/26/26	2.2
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
iShares MSCI Global Gold Miners ETF	1.7
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4

UBS U.S. Allocation Fund

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term U.S. treasury obligations	6.1%
Exchange traded funds	7.6%
U.S. government agency obligations	14.1%
Corporate bonds	16.9%
Common stocks	55.6%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS U.S. Allocation Fund

S1919

Class A

Semi-Annual Shareholder Report

February 28, 2026

UBS U.S. Allocation Fund

Class P

PWTYX

Fund Overview

This semi-annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.77%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$224,309,109
# of Portfolio Holdings	927
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

Total return, consisting of long-term capital appreciation and current income.

Top 5 Equity Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	4.5%
Apple, Inc.	3.6
Alphabet, Inc., Class A	3.0
Microsoft Corp.	2.7
Amazon.com, Inc.	2.6

Top 5 Holdings (other than equities) (% of Net Assets)

Table Summary
SPDR Bloomberg Emerging Markets Local Bond ETF	4.6%
U.S. Treasury Bills, 3.595%, due 03/26/26	2.2
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
iShares MSCI Global Gold Miners ETF	1.7
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4

UBS U.S. Allocation Fund

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term U.S. treasury obligations	6.1%
Exchange traded funds	7.6%
U.S. government agency obligations	14.1%
Corporate bonds	16.9%
Common stocks	55.6%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS U.S. Allocation Fund

S1920

Class P

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

UBS U.S. Allocation Fund

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

UBS U.S. Allocation Fund

Semiannual Financial Statements | February 28, 2026

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Number of shares	Value
Common stocks—55.6%
Aerospace & defense—1.2%
Axon Enterprise, Inc.*	62	$33,629
Boeing Co.*	3,872	880,996
General Dynamics Corp.	194	69,268
General Electric Co.	787	269,359
Howmet Aerospace, Inc.	305	80,072
Huntington Ingalls Industries, Inc.	35	15,558
L3Harris Technologies, Inc.	141	51,400
Lockheed Martin Corp.	155	102,002
Northrop Grumman Corp.	1,181	855,493
RTX Corp.	996	201,809
Textron, Inc.	116	11,443
TransDigm Group, Inc.	43	56,020
		2,627,049
Air freight & logistics—0.1%
CH Robinson Worldwide, Inc.	108	20,007
Expeditors International of Washington, Inc.	95	13,778
FedEx Corp.	171	66,177
United Parcel Service, Inc., Class B	548	63,546
		163,508
Automobile components—0.3%
Aptiv PLC*	9,127	671,200
Automobiles—0.7%
Ford Motor Co.	2,959	41,692
General Motors Co.	702	55,255
Tesla, Inc.*	3,638	1,464,331
		1,561,278
Banks—1.8%
Bank of America Corp.	5,698	283,931
Citigroup, Inc.	1,518	167,268
Citizens Financial Group, Inc.	351	21,127
Fifth Third Bancorp	724	35,816
First Citizens BancShares, Inc., Class A	428	812,408
First Horizon Corp.	37,512	892,411
Huntington Bancshares, Inc.	1,316	22,109
JPMorgan Chase & Co.	2,307	692,792
KeyCorp	779	16,157
M&T Bank Corp.	141	30,594
PNC Financial Services Group, Inc.	350	74,323
Regions Financial Corp.	655	18,229
Truist Financial Corp.	1,098	54,142
U.S. Bancorp	1,314	71,823
Wells Fargo & Co.	11,140	907,353
		4,100,483
Beverages—0.2%
Celsius Holdings, Inc.*	7,365	394,838
Coca-Cola Co.	681	55,542
Keurig Dr. Pepper, Inc.	241	7,297
Monster Beverage Corp.*	103	8,786
PepsiCo, Inc.	240	40,738
		507,201
	Number of shares	Value
Common stocks—(continued)
Biotechnology—0.5%
AbbVie, Inc.	1,034	$239,971
Amgen, Inc.	314	121,882
Biogen, Inc.*	87	16,688
Gilead Sciences, Inc.	722	107,542
Incyte Corp.*	113	11,443
Moderna, Inc.*,1	196	10,500
Regeneron Pharmaceuticals, Inc.	59	46,119
Vertex Pharmaceuticals, Inc.*	1,184	588,247
		1,142,392
Broadline retail—2.6%
Amazon.com, Inc.*	28,125	5,906,250
eBay, Inc.	363	32,982
		5,939,232
Building products—1.2%
A.O. Smith Corp.[1]	63	4,914
Advanced Drainage Systems, Inc.	4,883	836,653
Allegion PLC	79	12,731
Builders FirstSource, Inc.*	104	10,846
Carrier Global Corp.	553	35,613
Johnson Controls International PLC	5,349	771,861
Lennox International, Inc.	25	14,248
Masco Corp.	155	11,101
Owens Corning	7,051	860,716
Trane Technologies PLC	168	77,670
		2,636,353
Capital markets—1.1%
Ameriprise Financial, Inc.	81	38,080
ARES Management Corp., Class A	164	18,370
Bank of New York Mellon Corp.	582	69,316
Blackrock, Inc.	937	996,246
Blackstone, Inc.	629	71,310
Cboe Global Markets, Inc.	93	27,874
Charles Schwab Corp.	1,405	133,756
CME Group, Inc.	305	97,447
Coinbase Global, Inc., Class A*,1	207	36,401
FactSet Research Systems, Inc.[1]	32	6,938
Franklin Resources, Inc.	218	5,786
Goldman Sachs Group, Inc.	255	219,190
Interactive Brokers Group, Inc., Class A	384	27,337
Intercontinental Exchange, Inc.	486	79,767
Invesco Ltd.	391	10,268
KKR & Co., Inc.	583	51,117
Moody's Corp.	132	63,042
Morgan Stanley	1,028	171,172
MSCI, Inc.	69	39,456
Nasdaq, Inc.	364	31,879
Northern Trust Corp.	185	26,472
Raymond James Financial, Inc.	165	25,258
Robinhood Markets, Inc., Class A*	656	49,758
S&P Global, Inc.	264	116,656
State Street Corp.	238	30,612
T. Rowe Price Group, Inc.	193	18,264
		2,461,772

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Chemicals—1.1%
Air Products & Chemicals, Inc.	346	$95,382
Albemarle Corp.	180	32,161
CF Industries Holdings, Inc.	239	23,790
Corteva, Inc.	1,057	84,687
Dow, Inc.	1,136	34,909
DuPont de Nemours, Inc.	661	33,076
Ecolab, Inc.	403	124,265
International Flavors & Fragrances, Inc.	11,692	961,433
Linde PLC	731	371,407
LyondellBasell Industries NV, Class A	424	24,388
Mosaic Co.	523	14,560
PPG Industries, Inc.	336	41,419
Sherwin-Williams Co.	354	128,357
Westlake Corp.[1]	5,356	564,415
		2,534,249
Commercial services & supplies—0.4%
Cintas Corp.	250	50,282
Copart, Inc.*	643	24,492
Republic Services, Inc.	151	34,579
Rollins, Inc.	203	12,361
Veralto Corp.	185	18,024
Waste Management, Inc.	3,132	754,311
		894,049
Communications equipment—0.8%
Arista Networks, Inc.*	6,683	892,180
Ciena Corp.*	104	36,265
Cisco Systems, Inc.	10,283	817,087
F5, Inc.*	40	10,854
Motorola Solutions, Inc.	133	64,141
		1,820,527
Construction & engineering—0.1%
Comfort Systems USA, Inc.	24	34,305
EMCOR Group, Inc.	34	24,637
Quanta Services, Inc.	117	65,880
		124,822
Construction materials—0.4%
CRH PLC	1,051	126,099
Martin Marietta Materials, Inc.	95	64,274
Vulcan Materials Co.	2,215	686,650
		877,023
Consumer finance—0.8%
American Express Co.	454	140,241
Capital One Financial Corp.	8,504	1,663,722
Synchrony Financial	318	21,977
		1,825,940
Consumer staples distribution & retail—0.7%
Costco Wholesale Corp.	73	73,788
Dollar General Corp.	4,564	713,079
Dollar Tree, Inc.*	36	4,553
Kroger Co.	92	6,278
	Number of shares	Value
Common stocks—(continued)
Consumer staples distribution & retail—(concluded)
Sysco Corp.	65	$5,925
Target Corp.	74	8,421
Walmart, Inc.	5,778	739,295
		1,551,339
Containers & packaging—0.1%
Amcor PLC[1]	755	36,565
Avery Dennison Corp.	98	19,242
Ball Corp.	420	28,195
International Paper Co.	826	35,972
Packaging Corp. of America	138	32,035
Smurfit Westrock PLC	779	36,621
		188,630
Distributors—0.0%†
Genuine Parts Co.	130	15,504
Pool Corp.	32	7,270
		22,774
Diversified telecommunication services—0.2%
AT&T, Inc.	5,449	152,627
Comcast Corp., Class A	2,825	87,462
Verizon Communications, Inc.	3,260	163,456
		403,545
Electric utilities—1.0%
Alliant Energy Corp.	339	24,523
American Electric Power Co., Inc.	785	105,049
Constellation Energy Corp.	454	149,766
Duke Energy Corp.	1,137	148,777
Edison International	572	42,751
Entergy Corp.	654	70,050
Evergy, Inc.	320	26,771
Eversource Energy	564	42,983
Exelon Corp.	1,486	73,512
FirstEnergy Corp.	734	37,551
NextEra Energy, Inc.	12,892	1,208,883
NRG Energy, Inc.	283	50,646
PG&E Corp.	3,232	61,408
Pinnacle West Capital Corp.	197	19,759
PPL Corp.	1,048	40,851
Southern Co.	1,603	156,100
Xcel Energy, Inc.	856	71,356
		2,330,736
Electrical equipment—1.3%
AMETEK, Inc.	181	43,299
Eaton Corp. PLC	2,444	918,748
Emerson Electric Co.	3,510	529,133
GE Vernova, Inc.	206	179,962
Generac Holdings, Inc.*	56	12,621
Hubbell, Inc.	48	24,558
Regal Rexnord Corp.	5,262	1,162,797
Rockwell Automation, Inc.	81	33,003
		2,904,121

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—0.2%
Amphenol Corp., Class A	965	$140,948
CDW Corp.	106	13,000
Corning, Inc.	616	92,634
Jabil, Inc.	100	26,499
Keysight Technologies, Inc.*	132	40,568
TE Connectivity PLC	237	54,546
Teledyne Technologies, Inc.*	44	29,968
Trimble, Inc.*	183	12,237
Zebra Technologies Corp., Class A*	38	8,510
		418,910
Energy equipment & services—0.1%
Baker Hughes Co.	728	47,509
Halliburton Co.	630	22,680
SLB Ltd.	1,068	54,831
		125,020
Entertainment—1.3%
Electronic Arts, Inc.	189	37,908
Liberty Media Corp.-Liberty Formula One, Class C*	5,496	503,379
Live Nation Entertainment, Inc.*	133	21,565
Netflix, Inc.*	13,523	1,301,453
Take-Two Interactive Software, Inc.*	157	33,202
TKO Group Holdings, Inc.	47	10,522
Walt Disney Co.	10,036	1,064,217
Warner Bros Discovery, Inc.*	1,884	53,072
		3,025,318
Financial services—2.8%
Apollo Global Management, Inc.	5,140	537,644
Berkshire Hathaway, Inc., Class B*	4,141	2,090,998
Block, Inc.*	476	30,321
Corpay, Inc.*	64	20,806
Fidelity National Information Services, Inc.	392	19,976
Fiserv, Inc.*	455	28,342
Global Payments, Inc.	211	16,133
Jack Henry & Associates, Inc.	3,448	560,162
Klarna Group PLC*,1	6,417	87,015
Mastercard, Inc., Class A	3,253	1,682,484
PayPal Holdings, Inc.	733	33,872
Visa, Inc., Class A	1,426	456,520
Voya Financial, Inc.	10,349	692,141
		6,256,414
Food products—0.3%
Archer-Daniels-Midland Co.	78	5,385
Campbell's Co.	156	4,204
General Mills, Inc.	127	5,744
Hershey Co.	22	5,198
Kraft Heinz Co.	26,680	656,595
Mondelez International, Inc., Class A	234	14,410
		691,536
Gas utilities—0.0%†
Atmos Energy Corp.	234	43,709
	Number of shares	Value
Common stocks—(continued)
Ground transportation—0.3%
CSX Corp.	1,394	$59,510
JB Hunt Transport Services, Inc.	36	8,403
Lyft, Inc., Class A*	15,328	212,140
Norfolk Southern Corp.	172	54,135
Old Dominion Freight Line, Inc.	146	29,645
Uber Technologies, Inc.*	1,576	118,862
Union Pacific Corp.	456	120,831
		603,526
Health care equipment & supplies—1.1%
Abbott Laboratories	1,014	117,979
ABIOMED, Inc.*,2	76	127
Align Technology, Inc.*	65	12,357
Baxter International, Inc.[1]	301	6,131
Becton Dickinson & Co.	172	30,355
Boston Scientific Corp.*	8,758	673,052
Cooper Cos., Inc.*	8,797	736,045
Dexcom, Inc.*	6,475	475,459
Edwards Lifesciences Corp.*	333	28,795
GE HealthCare Technologies, Inc.	265	22,332
Hologic, Inc.*	133	10,023
IDEXX Laboratories, Inc.*	48	31,523
Insulet Corp.*	50	12,331
Intuitive Surgical, Inc.*	206	103,723
Medtronic PLC	745	72,757
ResMed, Inc.	84	21,526
Solventum Corp.*	82	6,084
STERIS PLC	70	17,664
Stryker Corp.	201	77,879
Zimmer Biomet Holdings, Inc.	121	11,911
		2,468,053
Health care providers & services—0.6%
Cardinal Health, Inc.	136	31,175
Cencora, Inc.	108	40,191
Centene Corp.*	252	11,310
Cigna Group	157	45,502
CVS Health Corp.	747	59,685
DaVita, Inc.*	40	6,252
Elevance Health, Inc.	129	41,280
HCA Healthcare, Inc.	93	49,262
Henry Schein, Inc.*	43	3,543
Humana, Inc.	67	12,766
Labcorp Holdings, Inc.	43	12,432
McKesson Corp.	72	71,091
Molina Healthcare, Inc.*	42	6,470
Quest Diagnostics, Inc.	67	14,198
UnitedHealth Group, Inc.	3,469	1,017,354
Universal Health Services, Inc., Class B	45	9,274
		1,431,785
Health care REITs—0.2%
Welltower, Inc.	2,540	526,085

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—0.6%
Airbnb, Inc., Class A*	313	$42,289
Booking Holdings, Inc.	25	105,984
Carnival Corp.	749	23,631
Chipotle Mexican Grill, Inc.*	974	36,252
Darden Restaurants, Inc.	87	18,605
Domino's Pizza, Inc.	22	8,855
DoorDash, Inc., Class A*	2,959	522,175
Expedia Group, Inc.	90	19,412
Hilton Worldwide Holdings, Inc.	175	54,562
Las Vegas Sands Corp.	258	14,634
Marriott International, Inc., Class A	165	56,385
McDonald's Corp.	541	184,514
MGM Resorts International*	139	5,124
Norwegian Cruise Line Holdings Ltd.*	360	8,924
Royal Caribbean Cruises Ltd.	193	60,015
Starbucks Corp.	857	84,003
Wynn Resorts Ltd.	75	8,114
Yum! Brands, Inc.	223	37,500
		1,290,978
Household durables—0.1%
DR Horton, Inc.	193	30,955
Garmin Ltd.	126	31,857
Lennar Corp., Class A	126	14,409
NVR, Inc.*	2	15,036
PulteGroup, Inc.	151	20,717
		112,974
Household products—0.0%†
Colgate-Palmolive Co.	137	13,582
Kimberly-Clark Corp.	58	6,464
Procter & Gamble Co.	411	68,719
		88,765
Independent power and renewable electricity producers—0.0%†
AES Corp.	936	16,174
Vistra Corp.	464	80,685
		96,859
Industrial conglomerates—0.1%
3M Co.	403	66,624
Honeywell International, Inc.	480	116,923
		183,547
Industrial REITs—0.3%
Prologis, Inc.	5,108	728,248
Insurance—1.1%
Aflac, Inc.	382	43,139
Allstate Corp.	222	47,623
American International Group, Inc.	474	38,152
Aon PLC, Class A	182	61,056
Arch Capital Group Ltd.*	263	26,340
Arthur J Gallagher & Co.	215	49,063
Assurant, Inc.	46	10,561
Brown & Brown, Inc.	261	18,745
Chubb Ltd.	309	105,326
	Number of shares	Value
Common stocks—(continued)
Insurance—(concluded)
Cincinnati Financial Corp.	139	$22,793
Erie Indemnity Co., Class A	26	7,005
Everest Group Ltd.	36	12,078
Globe Life, Inc.	84	12,202
Hartford Insurance Group, Inc.	225	31,687
Loews Corp.	131	14,413
Marsh & McLennan Cos., Inc.	4,819	899,900
MetLife, Inc.	476	34,305
Principal Financial Group, Inc.	180	17,176
Progressive Corp.	4,237	905,277
Prudential Financial, Inc.	303	29,809
Travelers Cos., Inc.	184	56,790
W.R. Berkley Corp.	257	18,427
Willis Towers Watson PLC	88	26,855
		2,488,722
Interactive media & services—4.9%
Alphabet, Inc., Class A	21,395	6,670,105
Alphabet, Inc., Class C	3,532	1,099,971
Match Group, Inc.	143	4,519
Meta Platforms, Inc., Class A	4,980	3,227,936
		11,002,531
IT services—0.2%
Accenture PLC, Class A	499	104,151
Akamai Technologies, Inc.*	91	8,954
Cognizant Technology Solutions Corp., Class A	354	22,808
EPAM Systems, Inc.*	52	7,332
Gartner, Inc.*	52	8,174
GoDaddy, Inc., Class A*	130	11,331
International Business Machines Corp.	748	179,677
VeriSign, Inc.	60	13,677
		356,104
Leisure products—0.0%†
Hasbro, Inc.	116	11,552
Life sciences tools & services—0.5%
Agilent Technologies, Inc.	162	19,664
Bio-Rad Laboratories, Inc., Class A*	2,888	804,135
Bio-Techne Corp.[1]	124	7,316
Charles River Laboratories International, Inc.*	35	6,247
Danaher Corp.	367	77,305
IQVIA Holdings, Inc.*	101	18,060
Mettler-Toledo International, Inc.*	13	17,767
Revvity, Inc.	62	6,095
Thermo Fisher Scientific, Inc.	219	114,123
Waters Corp.*	59	18,843
West Pharmaceutical Services, Inc.	52	13,226
		1,102,781
Machinery—1.4%
Caterpillar, Inc.	349	259,248
Cummins, Inc.	106	61,890
Deere & Co.	191	120,275
Dover Corp.	114	25,707
Fortive Corp.	165	9,768

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(concluded)
Gates Industrial Corp. PLC*	30,833	$850,066
IDEX Corp.	60	12,568
Illinois Tool Works, Inc.	186	54,057
Ingersoll Rand, Inc.	14,365	1,352,321
Nordson Corp.	42	12,325
Otis Worldwide Corp.	288	26,657
PACCAR, Inc.	389	49,049
Parker-Hannifin Corp.	97	97,890
Pentair PLC	115	11,407
Snap-on, Inc.	38	14,638
Stanley Black & Decker, Inc.	153	13,233
Westinghouse Air Brake Technologies Corp.	140	36,953
Xylem, Inc.	169	21,896
		3,029,948
Media—0.0%†
Charter Communications, Inc., Class A*	66	15,486
Fox Corp., Class A	199	11,212
Fox Corp., Class B	92	4,759
News Corp., Class A	227	5,514
News Corp., Class B	99	2,651
Omnicom Group, Inc.	279	23,796
Paramount Skydance Corp., Class B	193	2,607
Trade Desk, Inc., Class A*	427	10,171
		76,196
Metals & mining—0.2%
Freeport-McMoRan, Inc.	2,252	153,316
Newmont Corp.	1,710	222,300
Nucor Corp.	356	62,969
Steel Dynamics, Inc.	205	39,592
		478,177
Multi-utilities—0.2%
Ameren Corp.	423	47,917
CenterPoint Energy, Inc.	939	40,846
CMS Energy Corp.	422	32,946
Consolidated Edison, Inc.	543	61,098
Dominion Energy, Inc.	1,249	78,862
DTE Energy Co.	333	49,364
NiSource, Inc.	662	31,313
Public Service Enterprise Group, Inc.	732	63,003
Sempra	951	91,553
WEC Energy Group, Inc.	470	54,971
		551,873
Oil, gas & consumable fuels—1.8%
APA Corp.	209	6,347
Chevron Corp.	1,375	256,795
ConocoPhillips	926	105,064
Coterra Energy, Inc.	577	17,650
Devon Energy Corp.	18,129	789,155
Diamondback Energy, Inc.	129	22,456
EOG Resources, Inc.	407	50,501
EQT Corp.	430	26,411
Expand Energy Corp.	9,426	1,017,254
	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Exxon Mobil Corp.	3,065	$467,413
Kinder Morgan, Inc.	1,382	45,979
Marathon Petroleum Corp.	207	41,030
Occidental Petroleum Corp.	15,992	848,855
ONEOK, Inc.	448	37,081
Phillips 66	271	41,824
Targa Resources Corp.	136	32,069
Texas Pacific Land Corp.	37	19,399
Valero Energy Corp.	210	42,974
Williams Cos., Inc.	874	65,305
		3,933,562
Passenger airlines—0.0%†
Delta Air Lines, Inc.	467	30,682
Southwest Airlines Co.	408	20,098
United Airlines Holdings, Inc.*	223	23,705
		74,485
Personal care products—0.0%†
Estee Lauder Cos., Inc., Class A	37	4,050
Kenvue, Inc.	264	5,048
		9,098
Pharmaceuticals—1.9%
Bristol-Myers Squibb Co.	26,709	1,665,840
Eli Lilly & Co.	1,826	1,920,934
Johnson & Johnson	1,409	350,038
Merck & Co., Inc.	1,450	179,539
Pfizer, Inc.	3,360	92,904
Viatris, Inc.	798	11,914
Zoetis, Inc.	257	33,693
		4,254,862
Professional services—0.1%
Automatic Data Processing, Inc.	303	64,951
Broadridge Financial Solutions, Inc.	102	18,959
Equifax, Inc.	94	19,642
Jacobs Solutions, Inc.	107	14,751
Leidos Holdings, Inc.	96	16,810
Paychex, Inc.	240	22,476
Paycom Software, Inc.[1]	41	5,159
Verisk Analytics, Inc.	102	21,172
		183,920
Semiconductors & semiconductor equipment—8.6%
Advanced Micro Devices, Inc.*	6,619	1,325,190
Analog Devices, Inc.	392	139,470
Applied Materials, Inc.	3,097	1,153,013
Broadcom, Inc.	9,815	3,136,383
First Solar, Inc.*	86	16,959
Intel Corp.*	3,661	166,978
KLA Corp.	107	163,127
Lam Research Corp.	1,030	240,907
Marvell Technology, Inc.	5,457	445,782
Microchip Technology, Inc.	438	32,692
Micron Technology, Inc.	2,971	1,225,151

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Monolithic Power Systems, Inc.	42	$47,995
NVIDIA Corp.	57,400	10,170,706
NXP Semiconductors NV	195	44,267
ON Semiconductor Corp.*	304	20,210
Qnity Electronics, Inc.	143	18,127
QUALCOMM, Inc.	5,822	828,820
Skyworks Solutions, Inc.	146	8,699
Teradyne, Inc.	123	39,364
Texas Instruments, Inc.	723	153,355
		19,377,195
Software—4.5%
Adobe, Inc.*	333	87,383
AppLovin Corp., Class A*	979	425,640
Autodesk, Inc.*	169	41,552
Cadence Design Systems, Inc.*	217	65,404
Crowdstrike Holdings, Inc., Class A*	200	74,396
Datadog, Inc., Class A*	280	31,349
Fair Isaac Corp.*	18	25,369
Fortinet, Inc.*	481	38,013
Gen Digital, Inc.	471	10,630
Intuit, Inc.	223	91,214
Microsoft Corp.	15,246	5,987,714
Oracle Corp.	7,076	1,028,850
Palantir Technologies, Inc., Class A*	1,854	254,350
Palo Alto Networks, Inc.*	624	92,926
PTC, Inc.*	94	14,719
Roper Technologies, Inc.	2,141	748,772
Salesforce, Inc.	2,550	496,715
ServiceNow, Inc.*	828	89,432
Synopsys, Inc.*	148	61,272
Tyler Technologies, Inc.*	42	14,897
Workday, Inc., Class A*	172	23,007
Zscaler, Inc.*	2,562	376,588
		10,080,192
Specialty retail—0.7%
AutoZone, Inc.*	13	48,823
Best Buy Co., Inc.	124	7,684
Burlington Stores, Inc.*	2,219	680,944
Carvana Co.*	115	38,428
Home Depot, Inc.	755	287,444
Lowe's Cos., Inc.	422	111,649
O'Reilly Automotive, Inc.*	617	57,924
Ross Stores, Inc.	243	49,970
TJX Cos., Inc.	839	135,633
Tractor Supply Co.	443	22,965
Ulta Beauty, Inc.*	34	23,283
Williams-Sonoma, Inc.	98	20,154
		1,484,901
Technology hardware, storage & peripherals—3.8%
Apple, Inc.	30,740	8,120,893
Dell Technologies, Inc., Class C	246	36,428
Hewlett Packard Enterprise Co.	1,086	23,316
HP, Inc.	650	12,344
	Number of shares	Value
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
NetApp, Inc.	148	$14,656
Sandisk Corp.*	109	69,254
Seagate Technology Holdings PLC	176	71,780
Super Micro Computer, Inc.*,1	455	14,738
Western Digital Corp.	282	78,875
		8,442,284
Textiles, apparel & luxury goods—0.2%
Deckers Outdoor Corp.*	99	11,610
Lululemon Athletica, Inc.*	76	14,073
NIKE, Inc., Class B	6,083	378,241
Ralph Lauren Corp.	29	10,515
Tapestry, Inc.	153	23,787
		438,226
Tobacco—0.4%
Altria Group, Inc.	311	21,471
Philip Morris International, Inc.	4,314	805,985
		827,456
Trading companies & distributors—0.1%
Fastenal Co.	791	36,417
United Rentals, Inc.	49	41,160
WW Grainger, Inc.	34	38,921
		116,498
Water utilities—0.0%†
American Water Works Co., Inc.	293	39,857
Wireless telecommunication services—0.4%
T-Mobile U.S., Inc.	4,546	986,891
Total common stocks (cost—$98,994,960)		124,727,261
Preferred stocks—0.0%†
Financial services—0.0%†
SquareTwo Financial Corp.*,2,3 (cost—$0)	35,000	0
Exchange traded funds—7.6%
iShares MSCI Global Gold Miners ETF	37,300	3,708,366
iShares Russell Mid-Cap ETF	28,828	2,968,996
SPDR Bloomberg Emerging Markets Local Bond ETF	469,988	10,283,337
Total exchange traded funds (cost—$15,693,048)		16,960,699
	Face amount
Asset-backed securities—1.8%
CCG Receivables Trust, Series 2024-1, Class A2, 4.990%, due 03/15/32[4]	$266,371	268,624
Dell Equipment Finance Trust, Series 2023-2, Class B, 5.770%, due 01/22/29[4]	525,000	525,510
Series 2024-1, Class D, 6.120%, due 09/23/30[4]	150,000	151,923

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
Asset-backed securities—(concluded)
Enterprise Fleet Financing LLC, Series 2025-2, Class A2, 4.510%, due 02/22/28[4]	$193,469	$194,221
Series 2023-2, Class A2, 5.560%, due 04/22/30[4]	143,472	144,140
Series 2024-2, Class A2, 5.740%, due 12/20/26[4]	29,485	29,558
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.480%, due 08/15/30	150,000	152,183
GoldenTree Loan Management U.S. CLO 8 Ltd., Series 2020-8A, Class DRR, 3 mo. USD Term SOFR + 2.900% 6.568%, due 10/20/34[4,5]	470,000	471,312
HPEFS Equipment Trust, Series 2025-1A, Class D, 4.990%, due 03/21/33[4]	650,000	658,556
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B, 4.940%, due 08/15/29[4]	275,000	279,224
OHA Credit Partners XV Ltd., Series 2017-15A, Class D2R, 3 mo. USD Term SOFR + 4.500% 8.168%, due 04/20/37[4,5]	250,000	250,549
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, due 09/14/35[4]	391,731	386,348
Series 2020-2A, Class B, 2.210%, due 09/14/35[4]	300,000	291,236
Santander Drive Auto Receivables Trust, Series 2025-3, Class C, 4.680%, due 09/15/31	150,000	151,899
Series 2022-5, Class C, 4.740%, due 10/16/28	44,048	44,069
Total asset-backed securities (cost—$4,005,723)		3,999,352
Corporate bonds—16.9%
Advertising—0.0%†
Clear Channel Outdoor Holdings, Inc., 7.750%, due 04/15/28[4]	37,000	37,293
7.875%, due 04/01/30[4]	52,000	54,798
		92,091
Aerospace & defense—0.5%
AAR Escrow Issuer LLC, 6.750%, due 03/15/29[4]	140,000	144,335
Bombardier, Inc., 7.000%, due 06/01/32[4]	192,000	202,251
7.250%, due 07/01/31[4]	10,000	10,639
8.750%, due 11/15/30[4]	89,000	95,349
GE Capital International Funding Co. Unlimited Co., 4.418%, due 11/15/35	200,000	197,468
HEICO Corp., 5.350%, due 08/01/33	200,000	209,917
	Face amount	Value
Corporate bonds—(continued)
Aerospace & defense—(concluded)
TransDigm, Inc., 4.625%, due 01/15/29	$25,000	$24,926
6.000%, due 01/15/33[4]	96,000	97,698
6.375%, due 03/01/29[4]	45,000	46,223
6.625%, due 03/01/32[4]	68,000	70,448
7.125%, due 12/01/31[4]	10,000	10,481
		1,109,735
Agriculture—0.0%†
Reynolds American, Inc., 5.700%, due 08/15/35	70,000	73,865
Airlines—0.5%
Allegiant Travel Co., 7.250%, due 08/15/27[4]	201,000	202,865
American Airlines, Inc., 7.250%, due 02/15/28[4]	68,000	69,303
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, due 04/20/26[4]	22,167	22,197
5.750%, due 04/20/29[4]	80,000	80,905
Delta Air Lines Pass-Through Trust, Series 2020-1,Class AA 2.000%, due 06/10/28	73,825	70,775
Delta Air Lines, Inc., 4.375%, due 04/19/28	100,000	100,470
5.250%, due 07/10/30	100,000	103,122
United Airlines, Inc., 4.625%, due 04/15/29[4]	285,000	284,785
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, due 05/01/27[4]	90,000	90,221
9.500%, due 06/01/28[4]	41,000	42,288
		1,066,931
Apparel—0.1%
Gildan Activewear, Inc., 5.400%, due 10/07/35[4]	150,000	151,667
Auto manufacturers—0.2%
Ford Motor Credit Co. LLC, 4.125%, due 08/17/27	275,000	273,964
General Motors Co., 6.600%, due 04/01/36	200,000	219,467
		493,431
Auto parts & equipment—0.2%
American Axle & Manufacturing, Inc., 5.000%, due 10/01/29	65,000	63,502
7.750%, due 10/15/33[4]	100,000	101,634
Goodyear Tire & Rubber Co., 5.250%, due 07/15/31	200,000	190,821
		355,957
Banks—1.9%
Bank of America Corp., 6.110%, due 01/29/37	450,000	485,915

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Bank of Nova Scotia, (fixed, converts to FRN on 05/04/32) 4.588%, due 05/04/37[5]	$100,000	$98,400
Barclays PLC, (fixed, converts to FRN on 08/09/32) 5.746%, due 08/09/33[5]	200,000	211,654
Canadian Imperial Bank of Commerce, 6.092%, due 10/03/33	150,000	164,627
Citigroup, Inc., (fixed, converts to FRN on 03/20/29) 3.980%, due 03/20/30[5]	175,000	174,406
6.675%, due 09/13/43	200,000	225,983
Deutsche Bank AG, (fixed, converts to FRN on 01/07/27) 2.552%, due 01/07/28[5]	150,000	148,120
Goldman Sachs Group, Inc., 5.150%, due 05/22/45	360,000	339,890
(fixed, converts to FRN on 02/10/30) 6.850%, due 02/10/30[5,6]	111,000	116,238
HSBC Holdings PLC, 6.500%, due 09/15/37	200,000	222,373
JPMorgan Chase & Co., (fixed, converts to FRN on 07/24/47) 4.032%, due 07/24/48[5]	400,000	330,494
Mitsubishi UFJ Financial Group, Inc., 3.677%, due 02/22/27	350,000	349,656
Morgan Stanley, 4.300%, due 01/27/45	275,000	239,892
4.350%, due 09/08/26	590,000	591,345
(fixed, converts to FRN on 02/07/34) 5.942%, due 02/07/39[5]	100,000	105,394
PNC Financial Services Group, Inc., (fixed, converts to FRN on 01/24/33) 5.068%, due 01/24/34[5]	100,000	103,339
Royal Bank of Canada, 2.300%, due 11/03/31	250,000	228,211
Societe Generale SA, 4.000%, due 01/12/27[4]	200,000	199,765
		4,335,702
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700%, due 02/01/36	75,000	75,194
4.900%, due 02/01/46	130,000	122,277
Coca-Cola Co., 1.650%, due 06/01/30	100,000	91,635
		289,106
Biotechnology—0.1%
Amgen, Inc., 5.250%, due 03/02/33	150,000	157,061
Gilead Sciences, Inc., 4.750%, due 03/01/46	50,000	45,799
		202,860
	Face amount	Value
Corporate bonds—(continued)
Building Materials—0.1%
Carrier Global Corp., 6.200%, due 03/15/54	$100,000	$110,046
Knife River Corp., 7.750%, due 05/01/31[4]	45,000	46,913
Smyrna Ready Mix Concrete LLC, 6.000%, due 11/01/28[4]	51,000	51,069
8.875%, due 11/15/31[4]	78,000	82,866
		290,894
Chemicals—0.7%
Celanese U.S. Holdings LLC, 7.330%, due 07/15/29	215,000	227,279
7.379%, due 07/15/32	250,000	263,554
CF Industries, Inc., 5.150%, due 03/15/34	200,000	203,680
Dow Chemical Co., 5.650%, due 03/15/36	200,000	200,453
Huntsman International LLC, 4.500%, due 05/01/29	280,000	268,229
LYB International Finance II BV, 3.500%, due 03/02/27	150,000	149,426
NOVA Chemicals Corp., 8.500%, due 11/15/28[4]	11,000	11,516
9.000%, due 02/15/30[4]	40,000	42,494
Olin Corp., 5.625%, due 08/01/29	270,000	269,797
		1,636,428
Commercial services—0.3%
ADT Security Corp., 4.875%, due 07/15/32[4]	90,000	87,307
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, due 01/15/30[4]	10,000	10,087
Block, Inc., 6.500%, due 05/15/32	22,000	22,633
Brink's Co., 6.500%, due 06/15/29[4]	255,000	262,599
Global Payments, Inc., 5.950%, due 08/15/52	100,000	95,281
Herc Holdings, Inc., 6.625%, due 06/15/29[4]	33,000	34,072
PayPal Holdings, Inc., 5.500%, due 06/01/54	50,000	47,694
Quanta Services, Inc., 2.350%, due 01/15/32	100,000	89,386
Service Corp. International, 5.750%, due 10/15/32	10,000	10,195
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.750%, due 08/15/32[4]	42,000	41,110
United Rentals North America, Inc., 6.125%, due 03/15/34[4]	59,000	61,807
		762,171

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Computers—0.5%
Accenture Capital, Inc., 4.500%, due 10/04/34	$100,000	$98,922
Ahead DB Holdings LLC, 6.625%, due 05/01/28[4]	45,000	43,527
Apple, Inc., 3.450%, due 02/09/45	100,000	79,194
3.850%, due 05/04/43	160,000	137,145
ASGN, Inc., 4.625%, due 05/15/28[4]	361,000	350,060
International Business Machines Corp., 5.875%, due 11/29/32	175,000	189,813
KBR, Inc., 4.750%, due 09/30/28[4]	41,000	40,465
McAfee Corp., 7.375%, due 02/15/30[4]	134,000	109,638
Seagate Data Storage Technology Pte. Ltd., 8.250%, due 12/15/29[4]	25,000	26,379
		1,075,143
Cosmetics/Personal Care—0.0%†
Perrigo Finance Unlimited Co., 6.125%, due 09/30/32	15,000	14,677
Diversified financial services—1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, due 01/30/32	250,000	233,625
Ally Financial, Inc., 6.700%, due 02/14/33	100,000	104,278
American Express Co., (fixed, converts to FRN on 10/24/35) 4.804%, due 10/24/36[5]	100,000	99,039
Bread Financial Holdings, Inc., (fixed, converts to FRN on 06/15/30) 8.375%, due 06/15/35[4,5]	59,000	60,144
Capital One Financial Corp. 3.750%, due 07/28/26	200,000	199,688
(fixed, converts to FRN on 02/01/33) 5.817%, due 02/01/34[5]	450,000	474,841
CME Group, Inc., 3.750%, due 06/15/28	150,000	150,011
Freedom Mortgage Holdings LLC, 9.125%, due 05/15/31[4]	49,000	50,721
9.250%, due 02/01/29[4]	156,000	162,939
GGAM Finance Ltd., 6.875%, due 04/15/29[4]	145,000	149,361
8.000%, due 02/15/27[4]	100,000	101,025
Jane Street Group/JSG Finance, Inc., 7.125%, due 04/30/31[4]	121,000	125,887
Jerrold Finco PLC, 7.875%, due 04/15/30[7]	100,000	139,166
Macquarie Airfinance Holdings Ltd., 6.500%, due 03/26/31[4]	33,000	35,607
Navient Corp., 5.000%, due 03/15/27	40,000	39,395
6.750%, due 06/15/26	484,000	484,988
11.500%, due 03/15/31	44,000	46,625
	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
OneMain Finance Corp., 6.125%, due 05/15/30	$120,000	$120,358
6.750%, due 03/15/32	243,000	244,886
PRA Group, Inc., 8.375%, due 02/01/28[4]	35,000	35,267
8.875%, due 01/31/30[4]	52,000	52,910
Rocket Cos., Inc., 6.125%, due 08/01/30[4]	250,000	256,488
7.125%, due 02/01/32[4]	59,000	61,706
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, due 10/15/26[4]	150,000	148,161
		3,577,116
Electric—1.3%
Berkshire Hathaway Energy Co., 4.450%, due 01/15/49	50,000	42,159
Calpine LLC, 5.125%, due 03/15/28[4]	77,000	76,972
Clearway Energy Operating LLC, 4.750%, due 03/15/28[4]	65,000	64,788
Consolidated Edison Co. of New York, Inc., 5.900%, due 11/15/53	100,000	103,456
Constellation Energy Generation LLC, 4.625%, due 02/01/29[4]	30,000	30,006
DTE Electric Co., Series A, 3.000%, due 03/01/32	200,000	187,530
5.200%, due 03/01/34	100,000	104,503
Duke Energy Ohio, Inc., 4.300%, due 02/01/49	250,000	208,682
Edison International, (fixed, converts to FRN on 06/15/29) 7.875%, due 06/15/54[5]	37,000	38,518
Eversource Energy, 5.500%, due 01/01/34	200,000	207,604
Exelon Corp., 3.400%, due 04/15/26	70,000	69,943
4.450%, due 04/15/46	200,000	170,191
FirstEnergy Corp., Series C, 4.850%, due 07/15/47	75,000	66,852
Florida Power & Light Co., 5.950%, due 02/01/38	45,000	49,688
Georgia Power Co., Series B, 3.700%, due 01/30/50	200,000	152,439
National Rural Utilities Cooperative Finance Corp., 3.900%, due 11/01/28	100,000	100,221
NRG Energy, Inc., 3.625%, due 02/15/31[4]	66,000	62,299
6.000%, due 02/01/33[4]	67,000	68,622
Oncor Electric Delivery Co. LLC, 3.750%, due 04/01/45	40,000	31,960
PG&E Corp., 5.000%, due 07/01/28	96,000	95,746

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Public Service Electric & Gas Co., 2.450%, due 01/15/30	$250,000	$236,510
San Diego Gas & Electric Co., 4.100%, due 06/15/49	100,000	80,363
Sempra, 6.000%, due 10/15/39	150,000	158,426
Southern California Edison Co., 3.650%, due 02/01/50	175,000	125,414
Southwestern Electric Power Co., 3.250%, due 11/01/51	100,000	66,503
Talen Energy Supply LLC, 8.625%, due 06/01/30[4]	118,000	124,160
Vistra Corp., (fixed, converts to FRN on 12/15/26) 7.000%, due 12/15/26[4,5,6]	102,000	103,221
		2,826,776
Electrical components & equipment—0.1%
Energizer Holdings, Inc., 4.375%, due 03/31/29[4]	121,000	117,539
4.750%, due 06/15/28[4]	180,000	178,278
		295,817
Electronics—0.1%
Allegion U.S. Holding Co., Inc., 5.600%, due 05/29/34	150,000	158,397
Energy-Alternate Sources—0.0%†
TerraForm Power Operating LLC, 4.750%, due 01/15/30[4]	97,000	94,830
Engineering & construction—0.1%
Arcosa, Inc., 6.875%, due 08/15/32[4]	37,000	38,818
Artera Services LLC, 8.500%, due 02/15/31[4]	89,000	74,401
Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, due 02/01/32[4]	5,000	5,093
		118,312
Entertainment—0.1%
Caesars Entertainment, Inc., 6.000%, due 10/15/32[4]	55,000	53,763
6.500%, due 02/15/32[4]	25,000	25,405
Discovery Global Holdings, Inc., 4.054%, due 03/15/29	135,000	133,565
Light & Wonder International, Inc., 7.500%, due 09/01/31[4]	67,000	69,848
		282,581
Food—0.2%
J.M. Smucker Co., 6.200%, due 11/15/33	100,000	109,733
6.500%, due 11/15/43	100,000	109,147
Kroger Co., 3.875%, due 10/15/46	150,000	118,621
		337,501
	Face amount	Value
Corporate bonds—(continued)
Gas—0.0%†
NiSource, Inc., 5.350%, due 04/01/34	$100,000	$104,385
Healthcare-products—0.1%
Abbott Laboratories, 4.900%, due 11/30/46	50,000	47,388
Solventum Corp., 5.600%, due 03/23/34	150,000	156,832
		204,220
Healthcare-services—0.6%
Centene Corp., 2.450%, due 07/15/28	100,000	94,236
4.625%, due 12/15/29	175,000	170,759
CHS/Community Health Systems, Inc., 5.250%, due 05/15/30[4]	60,000	57,650
6.000%, due 01/15/29[4]	57,000	56,782
6.875%, due 04/15/29[4]	43,000	41,538
10.875%, due 01/15/32[4]	53,000	57,438
DaVita, Inc., 4.625%, due 06/01/30[4]	105,000	102,787
6.875%, due 09/01/32[4]	25,000	25,977
HCA, Inc., 5.250%, due 06/15/49	150,000	137,517
LifePoint Health, Inc., 9.875%, due 08/15/30[4]	77,000	82,157
10.000%, due 06/01/32[4]	15,000	15,645
11.000%, due 10/15/30[4]	75,000	81,459
Prime Healthcare Services, Inc., 9.375%, due 09/01/29[4]	64,000	66,850
Star Parent, Inc., 9.000%, due 10/01/30[4]	64,000	64,958
Tenet Healthcare Corp., 6.125%, due 06/15/30	96,000	97,915
UnitedHealth Group, Inc., 4.625%, due 07/15/35	240,000	238,535
		1,392,203
Home builders—0.0%†
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, due 08/01/29[4]	37,000	36,052
Home furnishings—0.1%
Whirlpool Corp., 6.125%, due 06/15/30	150,000	150,673
Housewares—0.0%†
Newell Brands, Inc., 6.375%, due 05/15/30	25,000	25,077
7.375%, due 04/01/36	27,000	27,249
7.500%, due 04/01/46	5,000	4,451
		56,777
Insurance—0.4%
Allstate Corp., 5.550%, due 05/09/35	100,000	106,229

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—(concluded)
Aon Global Ltd., 4.750%, due 05/15/45	$100,000	$88,731
Berkshire Hathaway Finance Corp., 4.250%, due 01/15/49	100,000	84,596
Hartford Insurance Group, Inc., 6.100%, due 10/01/41	150,000	163,515
Marsh & McLennan Cos., Inc., 5.000%, due 03/15/35	150,000	152,710
MetLife, Inc., 4.125%, due 08/13/42	130,000	110,458
Metropolitan Life Global Funding I, 5.150%, due 03/28/33[4]	150,000	155,961
Teachers Insurance & Annuity Association of America, 4.270%, due 05/15/47[4]	50,000	41,903
		904,103
Internet—0.4%
Amazon.com, Inc., 2.500%, due 06/03/50	150,000	90,864
Expedia Group, Inc., 3.800%, due 02/15/28	100,000	99,484
Meta Platforms, Inc., 5.400%, due 08/15/54	50,000	47,207
Netflix, Inc., 4.875%, due 06/15/30[4]	100,000	103,031
Snap, Inc., 6.875%, due 03/01/33[4]	45,000	44,821
Uber Technologies, Inc., 4.800%, due 09/15/34	150,000	150,435
Wayfair LLC, 7.250%, due 10/31/29[4]	300,000	310,033
		845,875
Investment companies—0.3%
Blue Owl Technology Finance Corp., 6.100%, due 03/15/28	172,000	171,020
6.125%, due 01/23/31	100,000	95,522
6.750%, due 04/04/29	125,000	124,507
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, due 05/15/27	189,000	186,156
9.750%, due 01/15/29	50,000	49,418
10.000%, due 11/15/29[4]	5,000	4,937
		631,560
Iron & steel—0.1%
Cleveland-Cliffs, Inc., 6.875%, due 11/01/29[4]	45,000	46,351
7.000%, due 03/15/32[4]	92,000	93,437
7.500%, due 09/15/31[4]	25,000	26,094
		165,882
Leisure time—0.3%
Carnival Corp., 5.875%, due 06/15/31[4]	160,000	167,204
	Face amount	Value
Corporate bonds—(continued)
Leisure time—(concluded)
NCL Corp. Ltd., 6.750%, due 02/01/32[4]	$131,000	$134,908
Patrick Industries, Inc., 6.375%, due 11/01/32[4]	67,000	68,817
Pinnacle Bidco PLC, 8.250%, due 10/11/28[7]	100,000	123,427
Royal Caribbean Cruises Ltd., 5.500%, due 04/01/28[4]	10,000	10,218
5.625%, due 09/30/31[4]	68,000	70,094
6.000%, due 02/01/33[4]	11,000	11,395
6.250%, due 03/15/32[4]	30,000	31,286
7.500%, due 10/15/27	25,000	26,325
Sabre GLBL, Inc., 10.750%, due 11/15/29[4]	26,000	18,965
10.750%, due 03/15/30[4]	31,000	22,475
		685,114
Lodging—0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, due 07/01/31[4]	94,000	88,449
5.000%, due 06/01/29[4]	25,000	24,399
6.625%, due 01/15/32[4]	40,000	40,809
		153,657
Machinery-diversified—0.1%
Regal Rexnord Corp., 6.400%, due 04/15/33	150,000	163,099
Westinghouse Air Brake Technologies Corp., 5.611%, due 03/11/34	150,000	159,066
		322,165
Media—0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, due 02/01/31[4]	143,000	133,290
4.250%, due 01/15/34[4]	40,000	34,844
4.750%, due 03/01/30[4]	122,000	117,945
5.375%, due 06/01/29[4]	139,000	138,669
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.200%, due 03/15/28	250,000	249,861
Comcast Corp., 2.887%, due 11/01/51	239,000	144,270
Directv Financing LLC, 8.875%, due 02/01/30[4]	131,000	131,151
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, due 08/15/27[4]	7,000	7,008
10.000%, due 02/15/31[4]	13,000	13,296
Discovery Communications LLC, 3.625%, due 05/15/30	70,000	67,900
DISH Network Corp., 11.750%, due 11/15/27[4]	85,000	87,999
Nexstar Media, Inc., 4.750%, due 11/01/28[4]	45,000	44,780

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media—(concluded)
Sirius XM Radio LLC, 3.875%, due 09/01/31[4]	$52,000	$47,694
4.125%, due 07/01/30[4]	59,000	55,612
5.500%, due 07/01/29[4]	35,000	35,035
Time Warner Cable LLC, 6.550%, due 05/01/37	25,000	25,735
Univision Communications, Inc., 4.500%, due 05/01/29[4]	40,000	37,946
7.375%, due 06/30/30[4]	63,000	63,001
8.000%, due 08/15/28[4]	20,000	20,544
8.500%, due 07/31/31[4]	65,000	66,522
Walt Disney Co., 4.950%, due 10/15/45	120,000	113,823
		1,636,925
Mining—0.1%
Fortescue Treasury Pty. Ltd., 5.875%, due 04/15/30[4]	15,000	15,449
6.125%, due 04/15/32[4]	76,000	79,588
Freeport-McMoRan, Inc., 4.625%, due 08/01/30	150,000	151,745
		246,782
Miscellaneous manufacturers—0.1%
Amsted Industries, Inc., 4.625%, due 05/15/30[4]	60,000	59,367
6.375%, due 03/15/33[4]	86,000	89,375
Axon Enterprise, Inc., 6.250%, due 03/15/33[4]	43,000	44,570
		193,312
Office & business equipment—0.0%†
Zebra Technologies Corp., 6.500%, due 06/01/32[4]	33,000	33,824
Oil & gas—0.5%
Aker BP ASA, 3.750%, due 01/15/30[4]	150,000	146,183
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, due 06/30/29[4]	87,000	87,254
6.625%, due 10/15/32[4]	50,000	51,945
ConocoPhillips Co., 3.758%, due 03/15/42	50,000	41,809
EQT Corp., 3.125%, due 05/15/26[4]	150,000	149,554
Equinor ASA, 4.800%, due 11/08/43	50,000	47,327
Exxon Mobil Corp., 4.114%, due 03/01/46	50,000	42,707
Marathon Petroleum Corp., 4.750%, due 09/15/44	60,000	53,008
Nabors Industries, Inc., 9.125%, due 01/31/30[4]	37,000	38,907
Shell Finance U.S., Inc., 4.375%, due 05/11/45	100,000	87,574
	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
SM Energy Co., 8.750%, due 07/01/31[4]	$81,000	$85,040
Sunoco LP, 7.250%, due 05/01/32[4]	89,000	94,036
Transocean Aquila Ltd., 8.000%, due 09/30/28[4]	14,461	14,838
Transocean International Ltd., 8.750%, due 02/15/30[4]	3,500	3,662
Transocean Titan Financing Ltd., 8.375%, due 02/01/28[4]	59,924	61,258
		1,005,102
Oil & gas services—0.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.250%, due 04/01/28[4]	11,000	11,009
Bristow Group, Inc., 6.875%, due 03/01/28[4]	208,000	208,000
Kodiak Gas Services LLC, 7.250%, due 02/15/29[4]	175,000	181,463
Oceaneering International, Inc., 6.000%, due 02/01/28	170,000	172,967
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, due 03/15/29[4]	182,000	188,066
Weatherford International Ltd., 8.625%, due 04/30/30[4]	15,000	15,410
		776,915
Pharmaceuticals—0.5%
AbbVie, Inc., 4.450%, due 05/14/46	200,000	177,111
CVS Health Corp., 5.700%, due 06/01/34	150,000	158,392
Eli Lilly & Co., 4.900%, due 10/15/35	100,000	102,412
Pfizer, Inc., 7.200%, due 03/15/39	270,000	326,166
Teva Pharmaceutical Finance Netherlands II BV, 3.750%, due 05/09/27	100,000	118,939
Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, due 12/01/30	225,000	233,343
		1,116,363
Pipelines—0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, due 06/15/29[4]	37,000	37,007
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.250%, due 07/15/32[4]	82,000	86,732
Buckeye Partners LP, 6.750%, due 02/01/30[4]	62,000	64,723
6.875%, due 07/01/29[4]	22,000	22,826
CNX Midstream Partners LP, 4.750%, due 04/15/30[4]	105,000	102,403

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Pipelines—(concluded)
Enbridge Energy Partners LP, 7.375%, due 10/15/45	$100,000	$118,235
Energy Transfer LP, 5.400%, due 10/01/47	50,000	46,138
3 mo. USD Term SOFR + 3.279% 6.943%, due 11/01/66[5]	75,000	75,051
Howard Midstream Energy Partners LLC, 7.375%, due 07/15/32[4]	107,000	112,919
Kinder Morgan, Inc., 4.300%, due 03/01/28	150,000	151,187
5.550%, due 06/01/45	170,000	168,085
Plains All American Pipeline LP/PAA Finance Corp., 5.700%, due 09/15/34	200,000	208,877
Sabine Pass Liquefaction LLC, 5.000%, due 03/15/27	80,000	80,376
Targa Resources Corp., 4.200%, due 02/01/33	150,000	145,672
Venture Global LNG, Inc. 7.000%, due 01/15/30[4]	2,000	2,029
8.125%, due 06/01/28[4]	35,000	35,913
8.375%, due 06/01/31[4]	40,000	40,961
9.875%, due 02/01/32[4]	97,000	102,765
Western Midstream Operating LP, 4.650%, due 07/01/26	100,000	100,027
6.150%, due 04/01/33	100,000	107,008
		1,808,934
Real estate—0.1%
Jones Lang LaSalle, Inc., 6.875%, due 12/01/28	200,000	213,848
Real estate investment trusts—0.3%
Extra Space Storage LP, 5.400%, due 02/01/34	200,000	206,310
Iron Mountain, Inc., 5.625%, due 07/15/32[4]	55,000	54,868
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.750%, due 06/15/29[4]	185,000	183,205
MPT Operating Partnership LP/MPT Finance Corp., 5.000%, due 10/15/27	56,000	54,869
Public Storage Operating Co., 2.250%, due 11/09/31	200,000	181,185
Service Properties Trust, 8.625%, due 11/15/31[4]	67,000	70,475
		750,912
Retail—0.6%
Academy Ltd., 6.000%, due 11/15/27[4]	45,000	45,171
Asbury Automotive Group, Inc., 4.625%, due 11/15/29[4]	20,000	19,688
4.750%, due 03/01/30	395,000	388,778
Bath & Body Works, Inc., 6.625%, due 10/01/30[4]	82,000	83,987
6.875%, due 11/01/35	25,000	25,473
	Face amount	Value
Corporate bonds—(continued)
Retail—(concluded)
Home Depot, Inc., 3.350%, due 04/15/50	$150,000	$107,256
LCM Investments Holdings II LLC, 4.875%, due 05/01/29[4]	90,000	88,688
8.250%, due 08/01/31[4]	41,000	43,096
Lithia Motors, Inc., 4.375%, due 01/15/31[4]	76,000	73,100
Macy's Retail Holdings LLC, 5.875%, due 03/15/30[4]	100,000	100,462
McDonald's Corp., 3.800%, due 04/01/28	250,000	250,168
4.875%, due 12/09/45	120,000	111,350
		1,337,217
Semiconductors—0.2%
Broadcom, Inc., 4.926%, due 05/15/37[4]	150,000	150,037
NVIDIA Corp., 2.850%, due 04/01/30	100,000	96,197
NXP BV/NXP Funding LLC, 5.550%, due 12/01/28	100,000	103,411
		349,645
Software—0.4%
Cloud Software Group, Inc., 6.500%, due 03/31/29[4]	148,000	145,140
9.000%, due 09/30/29[4]	118,000	115,551
Microsoft Corp., 2.525%, due 06/01/50	120,000	74,716
3.500%, due 02/12/35	150,000	142,560
Open Text Corp., 3.875%, due 12/01/29[4]	30,000	27,001
Oracle Corp., 5.375%, due 07/15/40	216,000	197,607
5.375%, due 09/27/54	100,000	80,961
		783,536
Telecommunications—0.7%
AT&T, Inc., 3.800%, due 12/01/57	217,000	152,238
6.000%, due 08/15/40	180,000	190,727
Cisco Systems, Inc., 5.050%, due 02/26/34	100,000	103,792
5.300%, due 02/26/54	50,000	48,643
Telecom Italia Capital SA, 7.721%, due 06/04/38	59,000	67,419
T-Mobile USA, Inc., 5.150%, due 04/15/34	300,000	310,012
5.650%, due 01/15/53	70,000	68,523
Uniti Group LP/Uniti Group Finance 2019, Inc./ CSL Capital LLC, 6.500%, due 02/15/29[4]	167,000	162,421
Verizon Communications, Inc., 2.355%, due 03/15/32	209,000	186,635
5.875%, due 11/30/55	100,000	100,670

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(concluded)
Telecommunications—(concluded)
Viasat, Inc., 7.500%, due 05/30/31[4]	$66,000	$65,111
		1,456,191
Transportation—0.1%
Burlington Northern Santa Fe LLC, 5.150%, due 09/01/43	160,000	157,530
Canadian Pacific Railway Co., 3.000%, due 12/02/41	150,000	114,833
United Parcel Service, Inc., 3.750%, due 11/15/47	50,000	39,374
		311,737
Trucking & leasing—0.3%
FTAI Aviation Investors LLC, 5.500%, due 05/01/28[4]	380,000	379,960
7.875%, due 12/01/30[4]	78,000	82,534
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.050%, due 08/01/28[4]	150,000	156,371
		618,865
Total corporate bonds (cost—$38,590,626)		37,934,762
Mortgage-backed securities—1.1%
Bank, Series 2020-BN30, Class A4, 1.925%, due 12/15/53	350,000	315,010
BMO Mortgage Trust, Series 2023-C4, Class A5, 5.117%, due 02/15/56[5]	500,000	518,878
CENT, Series 2025-CITY, Class A, 4.920%, due 07/10/40[4,5]	500,000	512,465
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4, 4.228%, due 06/10/51[5]	350,000	350,748
Flagstar Mortgage Trust, Series 2018-5, Class A2, 4.000%, due 09/25/48[4,5]	107,531	103,591
Hilton USA Trust, Series 2016-SFP, Class B, 3.323%, due 11/05/35[4]	425,000	201,867
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, due 08/10/38[4]	520,000	515,874
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.376%, due 01/26/60[4,5]	953	949
Verus Securitization Trust, Series 2021-R1, Class A1, 0.820%, due 10/25/63[4,5]	28,540	27,735
Total mortgage-backed securities (cost—$2,828,064)		2,547,117
	Face amount	Value
Non-U.S. government agency obligations—0.1%
Mexico Government International Bonds, 4.750%, due 04/27/32 (cost—$203,886)	$200,000	$196,810
U.S. government agency obligations—14.1%
Federal Home Loan Mortgage Corp. 2.000%, due 05/01/51	1,388,961	1,161,848
2.500%, due 05/01/52	1,150,198	1,009,494
3.000%, due 11/01/46	62,049	57,531
3.000%, due 07/01/47	77,926	72,104
3.000%, due 08/01/47	78,555	72,686
4.000%, due 05/01/47	59,099	58,073
5.000%, due 03/01/38	6,231	6,428
5.500%, due 05/01/37	29,467	30,841
5.500%, due 08/01/40	5,517	5,778
6.500%, due 08/01/28	5,589	5,708
Federal National Mortgage Association 2.000%, due 11/01/50	808,087	676,333
2.000%, due 01/01/51	394,151	329,749
2.000%, due 03/01/51	391,652	327,382
2.500%, due 04/01/50	1,156,453	1,015,588
2.500%, due 05/01/51	675,466	591,721
2.500%, due 02/01/52	892,634	789,216
2.500%, due 03/01/52	1,541,645	1,346,019
3.000%, due 11/01/48	131,467	121,758
3.000%, due 02/01/50	137,553	125,765
3.500%, due 12/01/47	51,536	49,199
3.500%, due 02/01/48	363,442	346,964
4.000%, due 12/01/39	19,353	19,256
4.000%, due 02/01/41	9,780	9,731
4.000%, due 07/01/53	509,533	496,061
4.500%, due 09/01/37	55,796	56,593
4.500%, due 07/01/47	30,716	30,927
5.000%, due 10/01/39	3,114	3,213
5.000%, due 05/01/40	2,775	2,864
5.500%, due 08/01/39	5,320	5,583
7.000%, due 08/01/32	36,969	39,117
Government National Mortgage Association 2.000%, due 03/20/51	1,022,337	866,318
2.500%, due 03/20/51	1,062,008	937,424
3.000%, due 01/20/47	29,840	27,732
3.000%, due 07/20/47	80,721	74,908
3.000%, due 08/20/47	60,994	56,601
3.500%, due 04/20/47	75,291	72,327
4.000%, due 07/15/42	19,901	19,711
5.000%, due 11/20/52	464,268	468,774
6.000%, due 11/20/28	61	62
6.000%, due 02/20/29	141	144
6.000%, due 02/20/34	146,430	153,789
Government National Mortgage Association, TBA 3.000%	1,525,000	1,398,469
4.000%	925,000	889,548
4.500%	400,000	395,184
5.000%	475,000	476,610
Uniform Mortgage-Backed Security, TBA 1.500%	1,325,000	1,051,120
3.000%	2,050,000	1,854,397

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(concluded)
3.500%	$850,000	$801,236
4.000%	950,000	920,916
4.500%	3,150,000	3,114,859
5.000%	2,300,000	2,310,304
5.500%	3,875,000	3,936,768
6.000%	2,950,000	3,025,992
Total U.S. government agency obligations (cost—$31,511,992)		31,716,723
U.S. Treasury obligations—0.9%
U.S. Treasury Notes 3.625%, due 10/31/30	945,000	949,651
4.000%, due 05/31/30	250,000	255,098
4.250%, due 05/15/35	725,000	743,606
Total U.S. Treasury obligations (cost—$1,922,154)		1,948,355
	Number of shares
Short term investments—8.3%
Investment companies—2.2%
State Street Institutional U.S. Government Money Market Fund, 3.629[8] (cost—$4,890,581)	4,890,581	4,890,581
	Face amount	Value
Short term investments—(concluded)
Short-term U.S. Treasury obligations—6.1%
U.S. Treasury Bills 3.595%, due 03/26/26[8]	$5,000,000	$4,987,788
3.625%, due 06/04/26[8]	1,400,000	1,386,962
3.634%, due 06/04/26[8]	1,500,000	1,485,988
3.651%, due 04/23/26[8]	1,500,000	1,492,114
3.660%, due 05/19/26[8]	1,500,000	1,488,249
3.666%, due 04/23/26[8]	1,580,000	1,571,664
4.446%, due 04/16/26[8]	1,200,000	1,194,567
Total short-term U.S. treasury obligations (cost—$13,607,111)		13,607,332
Total short term investments (cost—$18,497,692)		18,497,913
	Number of shares
Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.655%[8] (cost—$745,267)	745,267	745,267
Total investments (cost—$212,993,412)—106.7%		239,274,259
Liabilities in excess of other assets—(6.7)%		(14,965,150)
Net assets—100.0%		$224,309,109

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
108	USD	E-mini Russell 1000 Value Index Futures	March 2026	$11,315,257	$11,966,940	$651,683
48	USD	Russell 2000 Value Index Futures	March 2026	6,130,440	6,323,280	192,840
8	USD	S&P 500 E-Mini Index Futures	March 2026	2,754,026	2,755,600	1,574
29	JPY	TSE TOPIX Index Futures	March 2026	6,291,342	7,343,547	1,052,205
141	USD	U.S. MSCI Emerging Markets Index Futures	March 2026	9,717,761	11,306,085	1,588,324
U.S. Treasury futures buy contracts:
16	USD	U.S. Treasury Note 2 Year Futures	June 2026	$3,343,149	$3,348,375	$5,226
125	USD	U.S. Treasury Note 10 Year Futures	June 2026	14,159,422	14,226,562	67,140
Total				$53,711,397	$57,270,389	$3,558,992
Index futures sell contracts:
44	AUD	ASX SPI 200 Index Futures	March 2026	$(6,781,482)	$(7,178,414)	$(396,932)
40	EUR	EURO STOXX 50 Index Futures	March 2026	(2,722,113)	(2,908,154)	(186,041)
37	USD	iShares iBoxx $ High Yield Corporate Bond Index Futures	June 2026	(6,747,003)	(6,728,080)	18,923
46	USD	iShares iBoxx $ Investment Grade Corporate Bond Index Futures	June 2026	(6,883,223)	(6,882,290)	933

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures sell contracts:
4	USD	U.S. Long Bond Futures	June 2026	$(467,996)	$(473,875)	$(5,879)
3	USD	U.S. Treasury Note 5 Year Futures	June 2026	(329,199)	(330,422)	(1,223)
5	USD	Ultra U.S. Treasury Bond Futures	June 2026	(599,758)	(607,969)	(8,211)
8	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2026	(926,238)	(933,875)	(7,637)
Total				$(25,457,012)	$(26,043,079)	$(586,067)
Net unrealized appreciation (depreciation)						$2,972,925

Centrally cleared credit default swap agreements on credit indices—sell protection9

Referenced obligations	Implied credit spread as of February 28, 2026[10]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[11]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S45	N/A	USD	2,970	12/20/30	Quarterly	5.000%	$(10,055)	$229,119	$239,174

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	USD	15,530,665	EUR	13,015,000	03/13/26	$(144,714)
Net unrealized appreciation (depreciation)						$(144,714)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$124,727,134	$127	$—	$124,727,261
Preferred stocks	—	—	0	0
Exchange traded funds	16,960,699	—	—	16,960,699
Asset-backed securities	—	3,999,352	—	3,999,352
Corporate bonds	—	37,934,762	—	37,934,762
Mortgage-backed securities	—	2,547,117	—	2,547,117
Non-U.S. government agency obligations	—	196,810	—	196,810
U.S. government agency obligations	—	31,716,723	—	31,716,723
U.S. Treasury obligations	—	1,948,355	—	1,948,355
Investment companies	4,890,581	—	—	4,890,581

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

Fair valuation summary—(concluded)

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Short-term U.S. Treasury obligations	$—	$13,607,332	$—	$13,607,332
Investment of cash collateral from securities loaned	745,267	—	—	745,267
Futures contracts	3,578,848	—	—	3,578,848
Swap agreements	—	229,119	—	229,119
Total	$150,902,529	$92,179,697	$0	$243,082,226
Liabilities
Futures contracts	$(605,923)	$—	$—	$(605,923)
Forward foreign currency contracts	—	(144,714)	—	(144,714)
Total	$(605,923)	$(144,714)	$—	$(750,637)

For the period ended February 28, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $18,313,153, represented 8.2% of the Fund's net assets at period end.

5  Floating or variable rate securities. The rates disclosed are as of February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

6  Perpetual investment. Date shown reflects the next call date.

7  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8  Rate shown reflects yield at February 28, 2026.

9  If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

10  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

11  Payments made or received are based on the notional amount.

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2026 (unaudited)

Portfolio acronyms:

DAC  Designated Activity Company

ETF  Exchange Traded Fund

FRN  Floating Rate Note

HSBC  HSBC Bank PLC

MSCI  Morgan Stanley Capital International

SCB  Standard Chartered Bank

SOFR  Secured Overnight Financing Rate

SPDR  Standard & Poor's Depository Receipts

TBA  To-Be-Announced Security

Currency type abbreviations:

AUD  Australia Dollar

EUR  Euro Member Countries

JPY  Japan Yen

USD  United States Dollar

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Statement of assets and liabilities
February 28, 2026 (unaudited)

Assets:
Investments, at value (cost—$212,993,412)[1]	$239,274,259
Foreign currency (cost—$1,089,698)	1,085,952
Cash	89
Cash collateral on futures	3,452,900
Cash collateral on swap agreements	26,000
Receivable for investments sold	16,736,935
Receivable for fund shares sold	76
Receivable for interest and dividends	734,051
Receivable for variation margin on futures contracts	808,521
Receivable for variation margin on swap agreements	243,431
Other assets	30,337
Total assets	262,392,551
Liabilities:
Payable for cash collateral from securities loaned	745,267
Payable for investments purchased	36,706,755
Payable for fund shares redeemed	126,132
Payable to affiliate	122,441
Payable to custodian	40,371
Unrealized depreciation on forward foreign currency contracts	144,714
Accrued expenses and other liabilities	197,762
Total liabilities	38,083,442
Net assets	$224,309,109
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$179,103,425
Distributable earnings (accumulated losses)	45,205,684
Net assets	$224,309,109
Class A
Net assets	$191,115,291
Shares outstanding	3,712,626
Net asset value per share	$51.48
Maximum offering price per share (net asset value plus maximum sales charge of 5.50%)	$54.48
Class P
Net assets	$33,193,818
Shares outstanding	622,474
Net asset value, offering price and redemption value per share	$53.33

1  Includes $766,197 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Statement of operations
For the six months ended February 28, 2026 (unaudited)

Investment income:
Dividends	$863,115
Interest	1,862,281
Securities lending	2,578
Foreign tax withheld	(69)
Total income	2,727,905
Expenses:
Investment advisory and administration fees	557,564
Service fees—Class A	238,311
Transfer agency and related services fees—Class A	40,603
Transfer agency and related services fees—Class P	4,159
Custody and fund accounting fees	34,876
Trustees fees	12,585
Professional services fees	117,839
Printing and shareholder report fees	40,949
Federal and state registration fees	25,015
Insurance expense	838
Other expenses	36,771
Total expenses	1,109,510
Net investment income (loss)	1,618,395
Net realized gain (loss) on:
Investments	14,172,007
Futures contracts	2,071,007
Swap agreements	(728,699)
Forward foreign currency contracts	198,360
Foreign currency transactions	49,917
Net realized gain (loss)	15,762,592
Change in net unrealized appreciation (depreciation) on:
Investments	(3,990,638)
Futures contracts	2,445,324
Swap agreements	716,405
Forward foreign currency contracts	(144,057)
Translation of other assets and liabilities denominated in foreign currency	38,382
Net change in unrealized appreciation (depreciation)	(934,584)
Net realized and unrealized gain (loss)	14,828,008
Net increase (decrease) in net assets resulting from operations	$16,446,403

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Statement of changes in net assets

	For the six months ended February 28, 2026 (unaudited)	For the year ended August 31, 2025
From operations:
Net investment income (loss)	$1,618,395	$3,280,463
Net realized gain (loss)	15,762,592	16,823,975
Net change in unrealized appreciation (depreciation)	(934,584)	(126,626)
Net increase (decrease) in net assets resulting from operations	16,446,403	19,977,812
Total distributions—Class A	(16,818,278)	(14,874,520)
Total distributions—Class P	(2,822,756)	(2,370,171)
Total distributions	(19,641,034)	(17,244,691)
From beneficial interest transactions:
Proceeds from shares sold	940,330	1,444,819
Cost of shares redeemed	(11,265,856)	(28,636,079)
Shares issued on reinvestment of dividends and distributions	17,444,810	15,497,415
Net increase (decrease) in net assets from beneficial interest transactions	7,119,284	(11,693,845)
Net increase (decrease) in net assets	3,924,653	(8,960,724)
Net assets:
Beginning of period	220,384,456	229,345,180
End of period	$224,309,109	$220,384,456

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended February 28, 2026	Years ended August 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.47	$51.80	$44.91	$45.40	$60.43	$52.91
Net investment income (loss)[1]	0.37	0.73	0.74	0.64	0.42	0.30
Net realized and unrealized gain (loss)	3.45	4.00	6.80	2.85	(6.37)	11.04
Net increase (decrease) from operations	3.82	4.73	7.54	3.49	(5.95)	11.34
Dividends from net investment income	(0.66)	(0.84)	(0.65)	(0.38)	(0.05)	(0.64)
Distributions from net realized gain	(4.15)	(3.22)	—	(3.60)	(9.03)	(3.18)
Total dividend and distributions	(4.81)	(4.06)	(0.65)	(3.98)	(9.08)	(3.82)
Net asset value, end of period	$51.48	$52.47	$51.80	$44.91	$45.40	$60.43
Total investment return[2]	7.61%	9.48%	16.97%	8.72%	(11.69)%	22.37%
Ratios to average net assets:
Expenses	1.03%[3]	1.02%	1.03%	1.00%	0.97%	0.94%
Net investment income (loss)	1.41%[3]	1.46%	1.56%	1.49%	0.81%	0.54%
Supplemental data:
Net assets, end of period (000's)	$191,115	$189,035	$193,955	$186,809	$195,884	$243,513
Portfolio turnover	28%	57%	58%	65%	96%	69%

Class P

	Six months ended February 28, 2026	Years ended August 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.20	$53.39	$46.26	$46.66	$61.87	$54.07
Net investment income (loss)[1]	0.46	0.90	0.89	0.78	0.57	0.46
Net realized and unrealized gains (losses)	3.57	4.11	7.01	2.94	(6.55)	11.30
Net increase (decrease) from operations	4.03	5.01	7.90	3.72	(5.98)	11.76
Dividends from net investment income	(0.75)	(0.98)	(0.77)	(0.52)	(0.20)	(0.78)
Distributions from net realized gains	(4.15)	(3.22)	—	(3.60)	(9.03)	(3.18)
Total dividends and distributions	(4.90)	(4.20)	(0.77)	(4.12)	(9.23)	(3.96)
Net asset value, end of period	$53.33	$54.20	$53.39	$46.26	$46.66	$61.87
Total investment return[2]	7.77%	9.76%	17.29%	9.02%	(11.44)%	22.69%
Ratios to average net assets:
Expenses	0.77%[3]	0.76%	0.76%	0.74%	0.70%	0.67%
Net investment income (loss)	1.68%[3]	1.72%	1.83%	1.76%	1.08%	0.81%
Supplemental data:
Net assets, end of period (000's)	$33,194	$31,349	$35,390	$32,472	$32,019	$36,117
Portfolio turnover	28%	57%	58%	65%	96%	69%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3  Annualized.

See accompanying notes to financial statements

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS U.S. Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, diversified management investment company. The Trust was organized on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and currently has one operating series.

UBS Asset Management (Americas) LLC ("UBS AM or the "Advisor") serves as the investment advisor and administrator for the Fund. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A and Class P shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests.

The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees (the "Board"). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern Time, will not be reflected in the Fund's net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern Time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has engaged the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Fund's portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of the Fund's Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts—The Fund may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Fund estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Fund updates its accounting and/or tax books and records.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 there under. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund's portfolio footnotes.

Securities traded on to-be-announced basis—The Fund may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund,

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Treasury Inflation Protected Securities—The Fund may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Derivative instruments

Purchased options—The Fund may purchase put and call options, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Fund pays a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—The Fund may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which the Fund has written, is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which the Fund has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Fund will be obligated to enter into a swap agreement.

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Futures contracts—The Fund may purchase or sell futures contracts as part of its investment strategy, to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by the Fund, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various market risks, including interest rate and equity risk. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that the Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Futures contracts, if any, are shown as portfolio holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of assets and liabilities.

Swap agreements—The Fund may engage in swap agreements, including, but not limited to, credit default and total return swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract.

However, if a default or a credit event does occur, the Fund typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Fund typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest short-fall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which the Fund is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by the Fund for the same referenced entity or entities.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Fund will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Fund's risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearing house that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Fund's exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearing house or at the instruction of the clearing house; the margin required by a clearing house may be greater than the margin the Fund would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Swap agreements, if any, are shown as portfolio holdings within the Portfolio of investments.

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Although certain of a Fund's investments in derivatives may be intended to hedge risk from a portfolio implementation/economic perspective, derivatives are considered to be "non hedge transactions" for purposes of disclosure under US GAAP as reflected in the Fund's financial reports.

The volume of derivatives as disclosed in the Fund's portfolio of investments is representative of the volume of derivatives outstanding during the period ended February 28, 2026.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Fund may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Fund's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of February 28, 2026 is reflected in the Statement of assets and liabilities.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

At February 28, 2026, the Fund had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Futures contracts	$72,366	$—	$—	$3,506,482	$3,578,848
Swap agreements	—	—	229,119	—	229,119
Total	$72,366	$—	$229,119	$3,506,482	$3,807,967

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Futures contracts	$(22,950)	$—	$—	$(582,973)	$(605,923)
Forward foreign currency contracts	—	(144,714)	—	—	(144,714)
Total	$(22,950)	$(144,714)	$—	$(582,973)	$(750,637)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

During the period ended February 28, 2026, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Futures contracts	$(24,616)	$—	$—	$2,095,623	$2,071,007
Swap agreements	—	—	(728,699)	—	(728,699)
Forward foreign currency contracts	—	198,360	—	—	198,360
Total net realized gains (loss)	$(24,616)	$198,360	$(728,699)	$2,095,623	$1,540,668

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

During the period ended February 28, 2026, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Futures contracts	$(8,542)	$—	$—	$2,453,866	$2,445,324
Swap agreements	—	—	716,405	—	716,405
Forward foreign currency contracts	—	(144,057)	—	—	(144,057)
Total net realized gains (loss)	$(8,542)	$(144,057)	$716,405	$2,453,866	$3,017,672

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives—The Fund typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At February 28, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

UBS U.S. Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$3,807,967	$(750,637)
Derivatives not subject to a MNA or similar agreements	(3,807,967)	605,923
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(144,714)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
SCB	$(144,714)	$—	$—	$(144,714)

1  Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps, at value as reported in the futures contracts and centrally cleared swaps tables in the Portfolio of investments, but only the unpaid variation margin is reported within the Statement of assets and liabilities within variation margin on futures contracts and centrally cleared swap agreements, respectively.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the "Advisory Contract"), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory and administration fee, which is to be accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter.

UBS AM has agreed to permanently reduce its advisory and administration fee based on the Fund's average daily net assets so that it is assessed as follows: $0 to $250 million—0.50%; in excess of $250 million up to $500 million— 0.45%; in excess of $500 million up to $2 billion—0.40%; and over $2 billion—0.35%. Accordingly, for the period ended February 28, 2026, UBS AM did not waive any investment advisory and administration fees. At February 28, 2026, the Fund owed UBS AM $85,975 for investment advisory and administration fees.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund's expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) investments in other investment companies, interest, taxes, brokerage commissions, trustee elections as well as other matters related to shareholder meetings (unless otherwise separately agreed by UBS AM), and extraordinary expenses, if any) of Class A and Class P shares at a level not to exceed 1.15% and 0.90%, respectively through December 31, 2026. The Fund will repay UBS AM for any previously waived fees/reimbursed expenses during the three-year period following August 31, 2022, to the extent that operating expenses (with certain exclusions such as dividend expense, borrowing costs, and interest expense relating to short sales, and interest, taxes, brokerage commissions, trustee elections as well as other matters related to shareholder meetings (unless otherwise separately agreed by UBS AM), and extraordinary expenses, if any) are otherwise below the expense caps in effect at the time the fees or expenses were waived/reimbursed. For the period ended February 28, 2026, the Fund had no fee waivers/expense reimbursements subject to repayment.

During the period ended February 28, 2026, the Fund engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the Board.

Service and distribution plans

UBS AM (US) is the principal underwriter of the Fund's shares. The Fund has adopted service and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plans govern payments made for the expenses incurred in the service and/or distribution of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A shares. At February 28, 2026, the Fund owed UBS AM (US) $36,466 for service and distribution fees.

UBS AM (US) also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. UBS AM (US) has informed the Fund that for the period ended February 28, 2026, it earned $559 in initial sales charges on Class A shares.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Fund's transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended February 28, 2026, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $17,291 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At February 28, 2026, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
$766,197	$745,267	$37,713	$782,980	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of assets and liabilities.

The table below represents the disaggregation at February 28, 2026 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for
Fund	Equity securities	Corporate bonds	securities lending transactions
UBS U.S. Allocation Fund	$745,267	$—	$745,267

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 31, 2025 and was renewed on April 1, 2025 with the same fees and terms expiring March 30, 2026.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended February 28, 2026, the Fund did not borrow under the Committed Credit Facility.

Purchases and sales of securities

For the period ended February 28, 2026, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $57,124,188 and $81,245,315, respectively.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the six months ended February 28, 2026:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	3,813	$199,994	13,230	$740,336
Shares repurchased	(189,915)	(10,052,660)	(22,108)	(1,213,196)
Dividends reinvested	295,945	14,717,322	52,981	2,727,488
Net increase (decrease)	109,843	$4,864,656	44,103	$2,254,628

For the year ended August 31, 2025:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	5,784	$303,443	22,179	$1,141,376
Shares repurchased	(409,911)	(20,528,735)	(151,194)	(8,107,344)
Dividends reinvested	262,625	13,194,262	44,462	2,303,153
Net increase (decrease)	(141,502)	$(7,031,030)	(84,553)	$(4,662,815)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

Distributions paid from:	2025
Ordinary Income	$3,620,364
Long term realized capital gains	13,624,327

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending August 31, 2026.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Aggregate cost for federal income tax purposes, including derivatives, was $241,237,745; and net unrealized appreciation (depreciation), including derivatives consisted of:

Gross unrealized appreciation	$35,372,374
Gross unrealized depreciation	(6,024,142)
Net unrealized appreciation (depreciation)	$29,348,232

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses.

At August 31, 2025, the Fund had no net capital loss carryforward.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed as of August 31, 2025 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended February 28, 2026, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended August 31, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins
Chair

David R. Malpass

Investment Manager and
Administrator

UBS Asset Management (Americas) LLC
1285 Avenue of the Americas
New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2026. All rights reserved.
UBS Asset Management (Americas) LLC

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S104

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

IItem 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $12,974

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH. Not applicable to this filing of a semi-annual report

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE. Not applicable to this filing of a semi-annual report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
Principal Executive Officer

Date:	May 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
Principal Executive Officer

Date:	May 8, 2026

By:	/s/ Rose Ann Bubloski
Rose Ann Bubloski
Principal Financial Officer

Date:	May 8, 2026